Depreciation and Amortization, Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 29, 2012
Land improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Land improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Useful life of finite lived intangible asset, minimum	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Useful life of finite lived intangible asset, minimum	5 years